Financial instruments - Measurement of fair values hierarchy levels (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 32,098	$ 45,605
Investments in equity securities	0	43,873
Derivative liabilities	(4,997)	(4,733)
Long-term debt	(996,250)	(995,541)
Net financial instruments	(969,149)	(910,796)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31,534	45,605
Derivative liabilities	(3,760)	(4,733)
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	564
Derivative liabilities	(1,237)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		43,873
Net financial instruments	0	43,873
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	(1,103,978)	(1,173,280)
Net financial instruments	(1,076,877)	(1,132,408)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31,534	45,605
Derivative liabilities	(3,760)	(4,733)
Level 2 of fair value hierarchy [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	564
Derivative liabilities	(1,237)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		43,873
Long-term debt	(1,103,978)	(1,173,280)
Net financial instruments	(1,076,877)	(1,088,535)
Fair value [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31,534	45,605
Derivative liabilities	(3,760)	$ (4,733)
Fair value [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	564
Derivative liabilities	$ (1,237)